Structured entities	12 Months Ended
Dec. 31, 2025
Structured entities
Structured entities

22 Structured entities

A structured entity (SE) is an entity that has been designed such that voting or similar rights are not the dominant factor in deciding who controls the entity, for example, when any voting rights relate to administrative tasks only and the relevant activities are directed by means of contractual arrangements. SEs are usually established for a specific, limited purpose. They do not carry out a business or trade and typically have no employees.

Securitisations

In a securitisation, assets, or interests in a pool of assets, are transferred, or the credit risk is transferred via a derivative or financial guarantee to a SE which then issues liabilities to third party investors.

NatWest Group’s involvement in client securitisations takes a number of forms. It may provide secured finance to, or purchase asset-backed notes from, client sponsored SEs secured on assets transferred by the client entity; purchase asset backed securities issued by client sponsored SEs in the primary or secondary markets; or provide liquidity facilities to client sponsored SEs. In addition, NatWest Group arranges or acts as lead manager or placement agent in client primary markets securitisations. NatWest Group provides portfolio structured derivative hedging solutions to clients. NatWest Group undertakes own-asset securitisations to transfer the credit risk on portfolios of financial assets. In 2025 NatWest Group transacted an own-asset RMBS via a sponsored unconsolidated SE, resulting in £2.1 billion of residential mortgage assets being derecognised from the NatWest Group balance sheet.

Other credit risk transfer securitisations

NatWest Group transfers credit risk on originated loans and mortgages without the transfer of assets to a SE. As part of this, NatWest Group enters into credit derivative and financial guarantee contracts with consolidated SEs. At 31 December 2025, debt securities in issue by such SEs (and held by third parties) were £1,663 million (2024 – £1,175 million). The associated loans and mortgages at 31 December 2025 were £24,535 million (2024 - £13,226 million). At 31 December, ECL in relation to non-defaulted assets was reduced by £43 million (2024 - £43 million) as a result of financial guarantee contracts with consolidated SEs.

Covered debt programme

Group companies have assigned loans to customers and debt investments to bankruptcy remote limited liability partnerships to provide security for issues of debt securities. NatWest Group retains all of the risks and rewards of these assets and continues to recognise them. The partnerships are consolidated by NatWest Group and the related covered bonds included within other financial liabilities. At 31 December 2025, £8,278 million (2024 - £9,668 million) of loans to customers provided security for debt securities in issue and other borrowing of £2,935 million (2024 - £2,305 million).

Lending of own issued securities

Where the NatWest Group issues and retains debt securities it does not recognise them. From time to time the NatWest Group issues, retains, and lends debt securities under bespoke securities lending and repurchase financing arrangements. Under standard terms in the UK and US markets, the recipient has an unrestricted right to sell or repledge collateral, subject to returning equivalent securities on maturity of the transaction. NatWest Group retains all of the risks and rewards of own issued liabilities lent or sold under such arrangements and, where the ability of the recipient to sell or pledge the asset is restricted under a bespoke arrangement, does not recognise them. At 31 December 2025, £4,580 million (2024 - £4,715 million) of secured own issued liabilities have been retained and lent under securities lending and repurchase financing arrangements, total retained secured own issued liabilities £8,156 million (2024 – £6,956 million). At 31 December 2025, £5,071 million (2024 - £4,878 million) of loans and other debt instruments provided security for secured own issued liabilities that have been retained and lent under securities lending and repurchase financing arrangements, total loans and other debt instruments providing security for retained secured own issued liabilities £10,872 million (2024 – £10,770 million).

22 Structured entities continued

Unconsolidated structured entities

The term 'unconsolidated structured entities' refers to structured entities not controlled by NatWest Group, and which are established either by NatWest Group or a third party. An interest in a structured entity is any form of contractual or non-contractual involvement which creates variability in returns for NatWest Group arising from the performance of the entity. Such interests include holdings of debt or equity securities, derivatives that transfer financial risks from the entity to NatWest Group, provision of lending and loan commitments, financial guarantees and investment management agreements. NatWest Group enters into transactions with unconsolidated structured entities in the normal course of business to facilitate customer transactions, to provide risk management services and for specific investment opportunities. Structured entities may take the form of funds, trusts, partnerships, securitisation vehicles, and private investment companies. NatWest Group considers itself to be the sponsor of a structured entity where it is primarily involved in the set up and design of the entity and where NatWest Group transfers assets to the entity, markets products associated with the entity in its own name, and/or provides guarantees in relation to the performance of the entity.

The nature and extent of NatWest Group's interests in unconsolidated structured entities is summarised in the following table:

	2025			2024
	Asset-backed	Investment		Asset-backed	Investment
	securitisation	funds and		securitisation	funds and
	vehicles	other	Total	vehicles	other	Total
	£m	£m	£m	£m	£m	£m
Assets
Trading assets	122	28	150	252	216	468
Derivatives	96	—	96	94	—	94
Loans to customers	7,471	1,736	9,207	5,399	1,601	7,000
Other financial assets	17,504	723	18,227	15,744	923	16,667
Total	25,193	2,487	27,680	21,489	2,740	24,229

Liabilities
Derivatives	82	2	84	153	8	161
Total	82	2	84	153	8	161

Off balance sheet
Liquidity facilities/loan commitments	2,374	416	2,790	2,134	457	2,591
Guarantees	—	546	546	—	104	104
Total	2,374	962	3,336	2,134	561	2,695

Maximum exposure	27,485	3,447	30,932	23,470	3,293	26,763